Investments in subsidiary undertakings, joint ventures and associates - Equity method and fair value through profit or loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investments in subsidiary undertakings, joint ventures and associates
Fair value of associates accounted for at fair value through profit or loss	$ 700	$ 100
Share of profit from joint ventures and associates net of related tax	397	319	$ 233
Other comprehensive income in the joint ventures and associates	0	0	0
Unrecognised share of losses of a joint venture	0	0	0
Unrecognised share of losses of a associate	0	0	0
Operating segments
Investments in subsidiary undertakings, joint ventures and associates
Share of profit from joint ventures and associates net of related tax	397	319	233
Operating segments | Asia insurance operations
Investments in subsidiary undertakings, joint ventures and associates
Share of profit from joint ventures and associates net of related tax	291	238	156
Operating segments | Asia asset management
Investments in subsidiary undertakings, joint ventures and associates
Share of profit from joint ventures and associates net of related tax	$ 106	$ 81	$ 77